Share-Based Compensation (Details) - Schedule of the fair values of the options granted	6 Months Ended
	Jun. 30, 2022 $ / shares shares
Schedule Of The Fair Values Of The Options Granted Abstract
Weighted average grant date fair value of option per share | $ / shares	$ 81.59	[1]
Aggregate grant date fair value of options | shares	1,224	[2]

[1]	The weighted average grant date fair value of option per share is presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022.
[2]	connection with the SPAC transaction effective date on November 17, 2020, the Company adopted the 2020 Plan and replace the 2019 Plan. Therefore, the aggregated grant date fair value of options for the year ended December 31, 2019 of RMB 575,788 was replaced by RMB 275,402. The aggregated grant date fair value of options granted in 2020 was RMB 98,430.